GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES

	For the year ended 31 December
	2021	2020	2019
	U.S. dollars (in thousands)

Labor and related	5,145	3,109	2,048
Directors and officers insurance	1,370	126	-
Labor and related from a Related Company	64	42	46
Professional fees	3,476	1,983	1,114
Rent and related from a Related Company	260	168	96
Municipality and maintenance from Related Company	194	160	177
Office refreshments and others	632	414	408
Other	1,159	1,494	1,068
	12,300	7,496	4,957